Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net Income	$ 2,007	$ 1,679	$ 954
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities	(248)	1,311	(3,662)
Related tax effect	60	(445)	1,292
Reclassification of losses (gains) recognized in net income	(536)	2	523
Related tax effect	207	(1)	(222)
Total other comprehensive income (loss)	(517)	867	(2,049)
Comprehensive income (loss)	1,490	2,546	(1,095)
Less: Comprehensive income attributable to noncontrolling interest	(592)	(591)	(478)
Comprehensive income (loss) attributable to Uwharrie Capital	$ 898	$ 1,955	$ (1,573)